Note 7 Collateral pledges received (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Collateral received [Member]
Collateral pledges received [Line Items]
Fair value of encumbered collateral received or own debt securities issued	€ 40,877	€ 73,836	€ 40,701
Fair value of collateral received or own debt securities issued available for encumbrance	14,917	14,825	9,415
Fair value of collateral received or own debt securities issued nor available for encumbrance	1,151	996	1,279
equity instruments [Member]
Collateral pledges received [Line Items]
Fair value of encumbered collateral received or own debt securities issued	215	1,019	323
Fair value of collateral received or own debt securities issued available for encumbrance	162	51	759
Fair value of collateral received or own debt securities issued nor available for encumbrance	0	0	0
Debt securities [Member]
Collateral pledges received [Line Items]
Fair value of encumbered collateral received or own debt securities issued	40,663	72,817	40,378
Fair value of collateral received or own debt securities issued available for encumbrance	14,754	14,774	8,656
Fair value of collateral received or own debt securities issued nor available for encumbrance	1,151	996	1,279
Loans and advances and other assets [Member]
Collateral pledges received [Line Items]
Fair value of encumbered collateral received or own debt securities issued	0	0	0
Fair value of collateral received or own debt securities issued available for encumbrance	0	0	0
Fair value of collateral received or own debt securities issued nor available for encumbrance	0	0	0
Own debt securities issued other than own covered bonds [Member]
Collateral pledges received [Line Items]
Fair value of encumbered collateral received or own debt securities issued	0	0	0
Fair value of collateral received or own debt securities issued available for encumbrance	66	74	92
Fair value of collateral received or own debt securities issued nor available for encumbrance	€ 0	€ 0	€ 0